INVENTORIES	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
INVENTORIES

12. INVENTORIES

Wholesale inventories consist primarily of crop nutrients, operating supplies and raw materials, including both direct and indirect production and purchase costs, depreciation and amortization of assets employed directly in production, and freight to transport product to storage facilities.

Retail inventories consist primarily of crop nutrients, crop protection products, seed and merchandise and include the cost of delivery to move the product to storage facilities.

		December 31,
	2017	2016
Product for resale (a)	2,571	2,454
Raw materials	383	404
Finished goods	367	372
	3,321	3,230

Includes biological assets of $6-million (2016 – $17-million) measured at FVLCD, a Level 3 measurement